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Schroder Emerging Markets Fund Institutional Portfolio (Fund)
------------------------------------------------------------------------------


INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek long-term capital appreciation through investment in securities markets outside the United States.

INVESTMENT ADVISER
Schroder Capital Management International Inc. (the "Investment Adviser") is a wholly owned indirect subsidiary of Schroder plc, the London Stock Exchange listed holding company parent of an investment banking and investment management group of companies (the "Schroder Group") that dates its origins to 1804. The investment management operations of the Schroder Group are located in 22 countries worldwide. As of December 31, 1998, the Schroder Group had over $195 billion in assets under management. As of March 31, 1999, the Investment Adviser, together with its U.K. affiliate, Schroder Capital Management International Ltd., had approximately $28 billion under management.



                                                                  June 3, 1999


Dear Shareholder:

We are pleased to present the semi-annual report for the Schroder Emerging Markets Fund Institutional Portfolio for the six months ended April 30, 1999. During this period the anxieties about the world's economies that were prevalent towards the end of 1998 have lessened. The U.S. remained a surprisingly solid engine of growth; moreover, it achieved this growth with consistent improvements in productivity and with little pressure on core inflation. Continental European economies clearly slowed, but we anticipate that rapid action by the monetary authorities in the future to reduce interest rates should ensure that the economies do not stall. In addition, the U.K. seems set for a softer landing than seemed likely late last year. Elsewhere, in Asian economies outside Japan, economic recovery is broadening out from the export sectors to areas of domestic demand. A number of economies in the region have experienced upgrades in their GDP forecasts for 1999 and many remain on course with restructuring programs. The devaluation of the Brazilian currency in January this year turned out not to be the precursor of further global instability as feared. Better than expected inflation patterns in Brazil and adherence to credible fiscal policies during the period helped to boost confidence and, although the Brazilian economy remains under pressure, there is the potential for a smooth recovery. Even in Japan, where the risks of deflation remain high and there are few signs of economic recovery, pockets of apparent stability have formed and there is a more widespread commitment to structural reform. The interest rate gap between many emerging economies' debt and that of U.S. Treasury bonds has narrowed as the risks of last year are believed to be diminished. Increased confidence in an emerging markets recovery is evident in the narrowing interest rate gap between emerging markets and U.S. Treasury debt.

Looking ahead, we believe that it is unlikely that stock valuations in developed markets will expand as fast as they have in the last few years. Although valuations in many developed markets are relatively high, there remain areas of compelling value, as large parts of these markets (often including smaller and mid cap companies) have not participated in this trend. While the global interest rate environment might provide less support for stock prices than it has done, corporate earnings should continue to benefit from the effect of previous interest rate cuts. Opportunities exist with companies that distinguish themselves through improving internal operations and learning to use capital more efficiently. We are encouraged by this trend, which is becoming more common in many markets outside the U.S., and the benefits of such restructuring activity is likely to be a positive influence on companies' profitability for an extended period of time. Schroders' investment process, based on detailed fundamental research and carried out globally, is designed to highlight such opportunities for the long-term benefit of our investors.

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Schroder Emerging Markets Fund Institutional Portfolio (Fund)
------------------------------------------------------------------------------


Since your last report, Mark Smith has resigned as President and Chairman of the Fund. As you may already know, Schroder Capital Management International Inc., and its sister company responsible for investing in domestic markets, will be merging into a newly created corporation called Schroder Investment Management North America Inc. This change will allow us to simplify our corporate structure and to integrate our global equity and fixed income management services for U.S. clients into one corporate entity. We can assure you that no changes in Fund management are planned or anticipated in connection with the merger. We expect the merger to be effective on or about July 1, 1999.

Thank you for your interest in the Schroder Emerging Markets Fund
Institutional Portfolio.

Sincerely,


/s/ Nancy A. Curtin                 /s/ Alexandra Poe
-------------------                 -----------------
Nancy A. Curtin                     Alexandra Poe
Chairman                            President

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Schroder Emerging Markets Fund Institutional Portfolio (Fund)
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MANAGEMENT DISCUSSION AND ANALYSIS (As of April 30, 1999) (unaudited)

How did the Fund perform for the six months ended April 30, 1999?

For the six months ended April 30, 1999, the Schroder Emerging Markets Fund Institutional Portfolio Investor Shares returned 29.91% and Advisor Shares returned 29.75%, respectively, not including the deduction of the purchase and redemption fees of 0.50%. Including the purchase and redemption fees, the Fund's returns for the six months ended April 30, 1999, would have been 28.77% for Investor shares and 28.61% for Advisor shares. The Fund's benchmark, the unmanaged Morgan Stanley Capital International Emerging Markets Free ex-Malaysia Index, rose 34.05% over the same period. Country allocation, particularly the Fund's overweight position in Asia, contributed positively to performance; however, the Fund's overweight position in China did hurt performance, as fears about the effect of Brazil's January devaluation on the Chinese currency, the renminbi, caused China to underperform. Stock selection detracted from performance, as a number of stocks in the Index which did not meet our investment criteria rose disproportionately over the period.

The devaluation of the Brazilian currency in January was one of the significant economic events in the emerging markets over the period. How did you position the portfolio following the devaluation?

The Fund's underweight position in Brazil and Latin America as a whole contributed positively to performance, both in the run-up to and during the Brazilian devaluation. Our hedge on the Brazilian real also helped performance. After the devaluation, we gradually increased the Fund's exposure to exporters, as these stocks appeared most likely to benefit from the devaluation in terms of foreign revenue and local costs. Two of our best performers were Vale do Rio, a metal mining company, and Aracruz, a paper manufacturer. The Brazilian currency crisis eased as the new Central Bank governor, Arminio Fraga, increased interest rates to protect the currency. Following an additional support package from the International Monetary Fund, we began to add to the Fund's weighting in Brazil in February, positioning the Fund to take advantage of the sharp economic recovery in the region.

How was the Fund positioned over the period?

During the six months ended April 30, 1999, we made several changes which benefited the Fund. At the beginning of the period the Fund was underweight in Latin America, as a tight credit environment was preventing economic growth. We remained underweight until after the Brazilian devaluation and moved to an overweight position when our analysis indicated an improvement in Brazil's economic outlook. In Europe, the Middle East and Africa (EMEA), we steadily reduced the Fund's weighting from an overweight position to an underweight one, as we recognized that the economic outlook was deteriorating and further interest rate cuts looked unlikely. The Fund also benefited from our decision to take profits and reduce our position in Greece, where valuations had become among the highest in the asset class. We increased our exposure to Asia during the period, due to a sharp decline in local interest rates and signs of a turnaround in economic growth in the region. Within Asia, the Fund's largest overweight position was in Korea, where the market rose dramatically as restructuring progress accelerated. We reduced the Fund's cash position due to our improved outlook for emerging markets and as risks within the asset class diminished.

How is the Fund positioned to take advantage of this turnaround in emerging markets?

We seek to identify countries that can sustain economic growth, ranking markets according to their stage of development. Therefore, we are increasing the Fund's overweight position in Asia due to signs of economic recovery in the region. We favor those markets that are genuinely committed to restructuring, of which Korea is the most dramatic example. Additionally, we have increased our weighting from an underweight position to an overweight one in the larger Latin American markets, specifically Brazil and

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Schroder Emerging Markets Fund Institutional Portfolio (Fund)
------------------------------------------------------------------------------


Mexico, as the valuations in these countries appear attractive in wake of the crisis. On a broader note, the emerging markets appear to be in a state of transition from a period characterized by severe macroeconomic imbalances to a period of economic stabilization. This transition is also reflected in the Fund's current weightings: we are reducing our position in EMEA, where we were overweight throughout 1998. We are also reducing the Fund's weighting in Eastern Europe as external and fiscal deficits are weakening regional currencies and growth is slowing in line with Germany, a major export link for countries within this region.

Has the crisis in emerging markets subsided in your view?

The recent recovery in the emerging markets increases our confidence that we are seeing a significant turning point in the asset class. There are several factors which support our optimism: global growth has not slowed as dramatically as had been feared and economic growth in the U.S. has exceeded expectations; oil prices have significantly risen this year, helping many emerging markets, such as Mexico and Venezuela, which rely on oil for a significant portion of their government revenues; and other commodity prices have also started to stabilize. Also, there is evidence of on-going structural reform in many emerging market economies. For example, Thailand has passed bankruptcy laws and Taiwan has eased foreign ownership restrictions. The most dramatic example of restructuring progress is Korea which delivered exceptional gains during the period as it continued to implement reforms.

The Brazilian devaluation in January did not cause a widespread financial contagion as had been feared, thereby removing a major source of uncertainty. However, there is still uncertainty within the emerging market sector. Not all countries will recover or embrace reform at the same pace and external events, such as potentially higher interest rates in the U.S., may result in further volatility and market setbacks in some countries. China also remains a concern. The likelihood of a Chinese devaluation, especially if the Japanese yen were to weaken significantly, is one of the key threats to the emerging market asset class.

In light of these risks, investing in emerging market equities should only be viewed as part of a complete investment program.



The views expressed in this report were those of the Fund's portfolio manager as of April 30, 1999, and may not reflect the views of the portfolio manager on the date this report is first published or any time thereafter. These views are intended to assist shareholders of the Fund in understanding their investment in the Fund and do not constitute investment advice; investors should consult their own investment professionals as to their individual investment programs.

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Schroder Emerging Markets Fund Institutional Portfolio (Fund)
------------------------------------------------------------------------------

       Portfolio Characteristics as of April 30, 1999 (unaudited)

                Country Weightings

Country                        % of Net Assets
------------------------------------------------
Mexico                                   14.31 %
Korea, Republic of                       13.25
Brazil                                   10.31
South Africa                              8.28
Taiwan                                    7.71
India                                     6.66
Argentina                                 4.52
Israel                                    4.28
Greece                                    3.30
Philippines                               2.70
Thailand                                  2.63
Turkey                                    2.62
Chile                                     2.31
Poland                                    1.56
Hong Kong                                 1.54
Indonesia                                 1.47
Russia                                    1.44
Hungary                                   1.41
Portugal                                  1.28
China, Peoples Republic of                1.20
Peru                                      1.16
Czech Republic                            0.67
Zimbabwe                                  0.62
United Kingdom                            0.46
Egypt                                     0.41
Malaysia                                  0.36
Botswana                                  0.32
Mauritius                                 0.31
Colombia                                  0.13
Pakistan                                  0.10
Slovak Republic                           0.02
Cash and Other Net Assets                 2.66
                                        ------
Total                                   100.00 %
                                        =======


                Top Ten Holdings

Security                            % of Net Assets
-----------------------------------------------------
Telefonos de Mexico, ADR                       4.66 %
Samsung Electronics Co.                        3.37
Korea Electric Power Corp. (includes ADR)      2.39
YPF Sociedad Anomina, ADR                      1.91
Taiwan Semiconductor Manufacturing Co.         1.75
Cifra SA de CV, "C"                            1.65
Hindustan Lever Ltd.                           1.55
Anglo-American Corp. of South Africa Ltd.      1.49
Companhia Vale do Rio Doce                     1.42
Telecomunicacoes de Sao Paulo SA-Telesp        1.26
                                              -----
Total                                         21.45 %
                                              =====

------------------------------------------------------------------------------
Schroder Emerging Markets Fund Institutional Portfolio (Fund)
------------------------------------------------------------------------------

Statement of Assets and Liabilities
April 30, 1999 (unaudited)


Assets:
      Investments (Notes 1 and 2):
         Investment in Schroder Emerging Markets
            Fund Institutional Portfolio (the "Portfolio")    $ 166,350,172

      Receivable from investment adviser (Note 4)                     3,826
      Organization costs, net of amortization (Note 2)                5,533
                                                              --------------

           Total Assets                                         166,359,531
                                                              --------------

Liabilities:
      Payable for Fund shares redeemed                            5,970,000
      Payable to administrator (Note 3)                              12,441
      Payable to subadministrator (Note 3)                            5,395
      Accrued expenses and other liabilities                         49,734
                                                              --------------

           Total Liabilities                                      6,037,570
                                                              --------------

           Net Assets                                         $ 160,321,961
                                                              ==============

Components of Net Assets:
      Paid-in capital                                         $ 199,984,308
      Undistributed net investment income                           974,255
      Accumulated net realized loss on investments and
         foreign currency transactions                          (57,917,511)
      Net unrealized appreciation on investments and
         foreign currency transactions                           17,280,909
                                                              --------------

           Net Assets                                         $ 160,321,961
                                                              ==============

Net Assets by Class:
      Investor class                                          $ 132,251,764
      Advisor class                                              28,070,197
                                                              --------------

           Net Assets                                         $ 160,321,961
                                                              ==============

Shares of Beneficial Interest:
      Investor class                                             13,155,702
      Advisor class                                               2,780,934

Net Asset Value, Offering, and Redemption Price
      Per Share (Note 5):
      Investor class                                                 $10.05
      Advisor class                                                  $10.09


   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Schroder Emerging Markets Fund Institutional Portfolio (Fund)
--------------------------------------------------------------------------------

Statement of Operations
For the Six Months Ended April 30, 1999 (unaudited)


Net Investment Income Allocated from the Portfolio:
      Dividend income (net of foreign withholding taxes of $141,637)            $ 1,483,580
      Interest income                                                               119,390
      Net expenses                                                                 (819,363)
                                                                               -------------
           Net Investment Income Allocated from the Portfolio                       783,607
                                                                               -------------

Expenses:
      Administration  (Note 3)                                                       34,807
      Subadministration (Note 3)                                                     34,807
      Transfer agency - Investor Shares (Note 3)                                     10,897
      Transfer agency - Advisor Shares (Note 3)                                      12,481
      Shareholder services  - Advisor Shares (Note 3)                                29,617
      Accounting (Note 3)                                                             6,000
      Legal                                                                           9,936
      Audit                                                                           7,604
      Registration                                                                    9,893
      Trustees                                                                        7,208
      Amortization of organization costs (Note 2)                                     3,000
      Miscellaneous                                                                   7,190
                                                                               -------------
           Total Expenses                                                           173,440
      Fees waived and expenses reimbursed  (Note 4)                                  (9,826)
                                                                               -------------
           Net Expenses                                                             163,614
                                                                               -------------

Net Investment Income                                                               619,993
                                                                               -------------

Net Realized and Unrealized Gain (Loss) on Investments
      and Foreign Currency Transactions Allocated from the Portfolio:
      Net realized loss on investments                                           (7,181,177)
      Net realized loss on foreign currency transactions                           (286,043)
                                                                               -------------
         Net realized loss on investments and
           foreign currency transactions                                         (7,467,220)
                                                                               -------------

      Net change in unrealized appreciation on investments                       45,408,871
      Net change in unrealized depreciation on
        foreign currency transactions                                                (8,021)
                                                                               -------------
         Net change in unrealized appreciation on investments
           and foreign currency transactions                                     45,400,850
                                                                               -------------
Net Realized and Unrealized Gain on Investments
      and Foreign Currency Transactions Allocated from the Portfolio             37,933,630
                                                                               -------------

Net Increase in Net Assets Resulting From Operations                           $ 38,553,623
                                                                               =============



   The accompanying notes are an integral part of the financial statements.

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Schroder Emerging Markets Fund Institutional Portfolio (Fund)
--------------------------------------------------------------------------------

Statements of Changes in Net Assets


                                                                     For the                 For the
                                                                Six Months Ended           Year Ended
                                                                 April 30, 1999         October 31, 1998
                                                                   (unaudited)
-----------------------------------------------------------------------------------------------------------

Net Assets, Beginning of Period                                      $ 131,935,067           $ 204,715,762
                                                               --------------------    --------------------

Operations:
    Net investment income                                                  619,993               1,891,229
    Net realized loss on investments
       and foreign currency transactions                                (7,467,220)            (33,857,609)
    Net change in unrealized appreciation (depreciation)
       on investments and foreign currency transactions                 45,400,850             (30,037,143)
                                                               --------------------    --------------------
        Net increase (decrease) in net assets
          resulting from operations                                     38,553,623             (62,003,523)
                                                               --------------------    --------------------

Distributions to Shareholders from:
    Net investment income - Investor Shares                               (504,513)               (596,860)
    Net investment income - Advisor Shares                                 (39,323)                (26,384)
                                                               --------------------    --------------------
         Total distributions to shareholders                              (543,836)               (623,244)
                                                               --------------------    --------------------

Capital Share Transactions:  (Note 5)
    Sale of shares - Investor Class                                      3,984,714              32,111,369
    Sale of shares - Advisor Class                                       2,976,763               6,379,884
    Reinvestment of distributions - Investor Class                         310,385                 355,423
    Reinvestment of distributions - Advisor Class                           39,323                  26,384
    Redemption of shares - Investor Class                              (15,083,040)            (46,569,811)
    Redemption of shares - Advisor Class                                (1,851,038)             (2,457,177)
                                                               --------------------    --------------------
         Net decrease from capital share transactions                   (9,622,893)            (10,153,928)
                                                               --------------------    --------------------

    Net increase (decrease) in net assets                               28,386,894             (72,780,695)
                                                               --------------------    --------------------

Net Assets, End of Period (a)                                        $ 160,321,961           $ 131,935,067
                                                               ====================    ====================

Share Transactions:
    Sale of shares - Investor Class                                        443,555               2,945,917
    Sale of shares - Advisor Class                                         355,070                 663,007
    Reinvestment of distributions in shares - Investor Class                38,156                  32,460
    Reinvestment of distributions in shares - Advisor Class                  4,849                   2,414
    Redemption of shares - Investor Class                               (1,673,445)             (4,830,885)
    Redemption of shares - Advisor Class                                  (206,242)               (314,314)
                                                               --------------------    --------------------
         Net decrease in shares                                         (1,038,057)             (1,501,401)
                                                               ====================    ====================



-------------------------------------------------------------

(a) Includes accumulated undistributed net investment income of $974,225 and $898,098 respectively, for the six months ended April 30, 1999 and the year ended October 31, 1998.




   The accompanying notes are an integral part of the financial statements.

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Schroder Emerging Markets Fund Institutional Portfolio (Fund)
--------------------------------------------------------------------------------

Financial Highlights - Investor Shares


Selected per share data and ratios for an Investor share outstanding throughout each period:

                                                    For the                                                        For the
                                                  Six Months Ended                                               Period Ended
                                                   April 30,             For the Year Ended October 31,          October 31,
                                                      1999               1998            1997        1996          1995 (a)
                                                  (unaudited)
------------------------------------------------------------------------------------------------------------------------------------


Net Asset Value, Beginning  of Period                     $ 7.77           $ 11.08        $ 11.06     $ 10.63          $ 10.00
                                                          ------           -------        -------     -------          -------

Investment Operations
     Net Investment Income (b)                              0.04              0.12           0.06        0.02             0.02
     Net Realized and Unrealized Gain (Loss)
            on Investments and Foreign
            Currency Transactions                           2.28             (3.39)         (0.03)       0.43             0.61
                                                          ------           -------        -------     -------          -------
Total from Investment Operations                            2.32             (3.27)          0.03        0.45             0.63
                                                          ------           -------        -------     -------          -------

Distributions From Net Investment Income                   (0.04)            (0.04)         (0.01)      (0.02)               -
                                                          ------           -------        -------     -------          -------
Net Asset Value, End of Period                           $ 10.05            $ 7.77        $ 11.08     $ 11.06          $ 10.63
                                                          ======           =======        =======     =======          =======

Total Return (c)(d)                                       29.91%            (29.64)%        0.27%       4.22%            6.30%

Ratio/Supplementary Data:
Net Assets at End of Period (in thousands)             $ 132,252         $ 111,463      $ 179,436    $167,570         $ 18,423
Ratios to Average Net Assets (b):
    Expenses, including
       reimbursement/waiver of fees                        1.37% (e)         1.36%          1.41%       1.60%            1.58% (e)
    Expenses, excluding
       reimbursement/waiver of fees                        1.73% (e)         1.64%          1.62%       1.71%            2.45% (e)
    Net investment income,
         including reimbursement/waiver of fees            0.93% (e)         1.11%          0.51%       0.36%            0.46% (e)

Portfolio Turnover Rate (f)                                  34%               67%            43%        103%              44%


---------
(a) The Fund commenced operations on March 31, 1995, and converted to Core and Gateway(Registered) structure on November 1, 1995 (See Note 1).
(b) Includes the Fund's proportionate share of income and expenses of the Portfolio, since the Fund's conversion to Core and Gateway(Registered) structure.
(c) Total return calculation does not include the purchase and redemption fee of 0.50%, respectively.
(d) Total returns would have been lower had certain expenses not been reduced during the periods shown (See Note 4).
(e)  Annualized.
(f) The rate after October 31, 1995, represents the turnover of the underlying Portfolio.


   The accompanying notes are an integral part of the financial statements.

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Schroder Emerging Markets Fund Institutional Portfolio (Fund)
------------------------------------------------------------------------------

Financial Highlights - Advisor Shares

Selected per share data and ratios for an Advisor share outstanding throughout each period:

                                                       For the               For the               For the
                                                   Six Months Ended         Year Ended           Period Ended
                                                    April 30, 1999       October 31, 1998      October 31, 1997 (a)
                                                     (unaudited)
----------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                         $ 7.79               $ 11.11               $ 11.28
                                                   -----------------     -----------------     -----------------
Investment Operations
     Net Investment Income (b)                                 0.03                  0.08                  0.03
     Net Realized and Unrealized Gain (Loss)
            on Investments and Foreign
            Currency Transactions                              2.28                 (3.39)                (0.19)
                                                   -----------------     -----------------     -----------------
Total from Investment Operations                               2.31                 (3.31)                (0.16)
                                                   -----------------     -----------------     -----------------

Distributions From Net Investment Income                      (0.01)                (0.01)                (0.01)
                                                   -----------------     -----------------     -----------------
Net Asset Value, End of Period                              $ 10.09                $ 7.79               $ 11.11
                                                   =================     =================     =================

Total Return (c)(d)                                          29.75%                (29.81)%               (1.42)%

Ratio/Supplementary Data:
Net Assets at End of Period (in thousands)                 $ 28,070              $ 20,472              $ 25,280
Ratios to Average Net Assets (b):
    Expenses, including
       reimbursement/waiver of fees                           1.62% (e)             1.61%                 1.66% (e)
    Expenses, excluding
       reimbursement/waiver of fees                           2.07% (e)             1.97%                 2.03% (e)
    Net investment income,
         including reimbursement/waiver of fees               0.67% (e)             0.82%                 0.27% (e)

Portfolio Turnover Rate (f)                                     34%                   67%                   43%



----------------------------------------------

(a)  Advisor Class shares were first issued on November 21, 1996.
(b) Includes the Fund's proportionate share of income and expenses of the Portfolio.
(c) Total returns calculations do not include the purchase or redemption fee of 0.50%, respectively.
(d) Total returns would have been lower had certain expenses not been reduced during the periods shown (See Note 4).
(e)  Annualized.
(f)  Rate represents the turnover of the underlying Portfolio.


   The accompanying notes are an integral part of the financial statements.



                                      10

--------------------------------------------------------------------------------
 Schroder Emerging Markets Fund Institutional Portfolio (Fund)
--------------------------------------------------------------------------------

Notes to Financial Statements (unaudited)


Note 1.  Organization

         Schroder Capital Funds (Delaware) (the "Trust") was organized as a
Maryland corporation on July 30, 1969; reorganized as Schroder Capital Funds,
Inc., a series company, on February 29, 1988; and reorganized on January 9, 1996, as a Delaware business trust. The Trust, which is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"), currently has nine investment portfolios.
Included in this report is the Schroder Emerging Markets Fund Institutional
Portfolio (the "Fund"), which is a non-diversified portfolio that commenced operations on March 31, 1995. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's Investor Shares and Advisor Shares of beneficial interest without par value. As of April 30, 1999, both Investor Shares and Advisor Shares had been issued.

         Until May 28, 1999, the Fund sought to achieve its investment objective by investing all its investable assets in Schroder Emerging Markets
Fund Institutional Portfolio (the "Portfolio"), a separate non-diversified portfolio of Schroder Capital Funds ("Schroder Core") that had the same investment objective and substantially similar investment policies as the Fund. The Fund accounted for its investment in the Portfolio as a partnership investment and recorded daily its share of the Portfolio's income, expenses and realized and unrealized gain and loss. The Portfolio's financial statements are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. As of April 30, 1999, the Fund owned approximately 71% of the interests in the Portfolio.

         Since May 28, 1999, the Fund has sought its objective by investing directly in a portfolio of securities considered by Schroder Capital
Management International Inc., the Fund's investment adviser, to be consistent with the Fund's investment objective and policies, and has ceased to invest in the Portfolio.


Note 2.  Significant Accounting Policies

         These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates.

         The following represent the significant accounting policies of the
Fund:

Security Valuation

         The Trust determines the net asset value per share of the Fund as of the close of trading on the New York Stock Exchange on each Fund business day.
Valuation of securities held in the Portfolio are discussed in the Notes to the Financial Statements of the Portfolio. Investments held directly by the Fund will be valued in the same manner as the Portfolio would value such investments.

Investment Income and Expenses

         For the periods covered by these Financial Statements, the Trust recorded daily its pro rata share of the Portfolio's income, expenses and realized and unrealized gain and loss. In addition, the Fund incurred its own expenses.


                                      11

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Schroder Emerging Markets Fund Institutional Portfolio (Fund)
------------------------------------------------------------------------------

Notes to Financial Statements (unaudited) (continued)


Distributions to Shareholders

         Dividends and capital gain distributions, if any, are distributed to shareholders at least annually and are recorded on the ex-dividend date.
Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Portfolio or the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes

         The Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

Expense Allocation

         The Trust accounts separately for the assets and liabilities and operation of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's net assets. Expenses that are directly attributable to a class are allocated to that class.

Organization Costs

         Costs incurred by the Fund in connection with its organization are amortized on a straight-line basis over a five-year period.


Note 3.  Investment Advisory and Other Services

Investment Adviser

         Schroder Capital Management International Inc. ("SCMI") is the investment adviser to the Fund. Prior to May 28, 1999, the Fund invested all its assets in the Portfolio, which had retained SCMI to act as investment adviser pursuant to an Investment Advisory Agreement. Beginning June 1, 1999, the Fund incurs investment advisory fees at an annual rate, payable monthly, of 1.00% of the Fund's average daily net assets, payable to SCMI. See Notes to the Financial Statements of the Portfolio.

         SCMI has informed the Trust that it expects on or about July 1, 1999 to be merged into Schroder Investment Management North America Inc., a newly organized Delaware corporation. SCMI and Schroder Investment Management North
America Inc. are both wholly owned subsidiaries of Schroder U.S. Holdings, Inc.

Administrator and Subadministrator

         The administrator of the Fund is Schroder Fund Advisors Inc.
("Schroder Advisors"). For its services, Schroder Advisors is entitled to receive compensation at an annual rate, payable monthly, of 0.10% of the average daily net assets of the Fund. (Until May 28, 1999, Schroder Advisors was entitled to receive compensation at an annual rate, payable monthly, of 0.05% of the Fund's average daily net assets; Schroder also received fees from the Portfolio for providing administrative services at an annual rate of 0.05% of the Portfolio's average daily net assets.) In addition, the Trust has entered into a Sub-Administration Agreement with State Street Bank and Trust
Company and Schroder Advisors. Under that Agreement, the


                                      12

--------------------------------------------------------------------------------
Schroder Emerging Markets Fund Institutional Portfolio (Fund)
--------------------------------------------------------------------------------


Notes to Financial Statements (unaudited) (continued)

Fund, together with other mutual funds managed by SCMI and certain related entities, pays fees to State Street based on the combined average daily net assets of all of the funds in the Schroder complex, according to the following annual rates: 0.06% of the first $1.7 billion of such assets, 0.04% of the next $1.7 billion, and 0.02% of assets in excess of $3.4 billion, subject to certain minimum requirements. Pursuant to a separate agreement, the Fund pays
State Street fees for accounting services at the following annual rates: 0.02% of the first $100 million of net assets, 0.015% of the next $100 million;
0.005% of the next $300 million, and 0.0025% of assets in excess of $500 million, subject to certain minimum requirements. Prior to June 1, 1999, the Fund paid subadministration fees to Forum Administrative Services, LLC
("FAdS") at an annual rate of 0.05% of the average daily net assets of the Fund, and paid accounting fees to Forum Accounting Services, LLC at an annual rate of $12,000.

Shareholder Service Plan and Service Organizations

       The Trust has adopted a Shareholder Service Plan (the "Plan") for
Advisor Shares under which Schroder Advisors, or other shareholder servicing organizations, provide administrative support services to shareholders of the Fund's Advisor Shares. For providing for, or arranging for, the provision of these shareholder services, Schroder Advisors receives compensation monthly at an annual rate of up to 0.25% of the average daily net assets of the Fund attributable to its Advisor Shares. Schroder Advisors may pay shareholder servicing organizations for these services at an annual rate of up to 0.25%.


Note 4.  Waiver of Fees and Reimbursement of Expenses

       In order to limit the Fund's expenses, SCMI is contractually obligated to reduce its compensation (and, if necessary, to pay certain other Fund expenses) until December 31, 1999, to the extent that the Fund's net expenses attributable to its Investor and Advisor shares exceed 1.45% and 1.70%, respectively (based on the Fund's average daily net assets). For the period ended April 30, 1999, Forum Shareholder Services, LLC waived fees of $6,000.
Schroder Advisors reimbursed expenses in the amount of $3,826.


Note 5. Purchase and Redemption Fees

       Purchases and redemptions of Fund shares are subjected to a transaction fee of 0.50% of the amount invested and the net asset value redeemed, respectively. These charges are designed to cover the transaction costs that the Portfolio incurs (either directly or indirectly) as a result of the Fund's investment in, or redemption of, Fund shares. These charges, which are not sales charges, are assessed by the Fund and paid to the Portfolio, not Schroder Advisors or any other entity. The purchase and redemption fees are included in the Statements of Changes in Net Assets shares sold and shares redeemed amounts, respectively, and are included as part of Paid-in Capital in the Statement of Assets and Liabilities. The purchase and redemption fee for each class are as follows:


                                              Investor Shares                    Advisor Shares
                                              ---------------                    --------------
         For the Periods Ended          Purchase      Redemption            Purchase      Redemption
         ---------------------          --------      ----------            --------      ----------

         April 30, 1999                $  23,197     $   45,287             $ 14,864      $    9,237
         October 31, 1998                162,923        232,843               30,610          10,778


--------------------------------------------------------------------------------
Schroder Emerging Markets Fund Institutional Portfolio (Fund)
--------------------------------------------------------------------------------

Notes to Financial Statements (unaudited) (concluded)


Note 6.  Beneficial Interest

       As of April 30, 1999, there were 3 shareholders, otherwise unaffiliated with the Fund, each owning more than 5% of the Fund's net assets, totaling 74.9%.

------------------------------------------------------------------------------
Schroder Emerging Markets Fund Institutional Portfolio (Portfolio)
------------------------------------------------------------------------------

Schedule of Investments
April 30, 1999 (unaudited)

Stocks, Rights, and Warrants - 97.3%

    Shares                                                           Value US$
--------------------------------------------------------------------------------
              Argentina - 4.5%
              Common Stock
    218,100   Astra Cia Argentina de Petroleo SA (a)                  $311,999
     21,100   Banco de Galicia y Buenos
                Aires SA de CV                                         486,619
     24,000   Banco Hipotecario SA (a)                                 276,103
     27,200   Embotella Andina SA, ADR                                 396,100
     45,000   Gas Natural Ban SA (a)                                    86,432
     64,400   Quilmes Industrial SA, ADR                               704,375
    107,914   Perez Companc SA (a)                                     671,475
    118,900   Siderar SA IC                                            366,349
     93,900   Telecom Argentina Stet -
                France Telecom SA (a)                                  632,183
    237,400   Telefonica de Argentina SA                               876,333
     34,500   Telefonica de Argentina SA, ADR                        1,289,438
    106,200   YPF Sociedad Anomina, ADR                              4,460,400
                                                                   -----------
                                                                    10,557,806
                                                                   -----------
              Botswana - 0.3%
              Common Stock
    699,000   Sechaba Brewery Holdings Ltd. (a)(c)                     753,189
                                                                   -----------
              Brazil - 10.3%
              Common Stock
     24,300   Aracruz Celulose SA, ADR                                 486,000
     45,300   Companhia Brasileira de Distribuicao
                Group Pao de Acucar                                    789,919
  4,300,000   Companhia Cimento Portland Itau (a)                      462,668
 45,279,490   Companhia Energetica de Minas
                Gerais - CEMIG                                       1,086,294
     97,000   Companhia Paranaense de
                Energia - Copel                                        794,188
 12,222,000   Companhia Paulista de Forca
                e Luz - CPFL                                           810,397
  7,358,000   Companhia Siderurgica Nacional (a)                       159,671
 99,200,000   Eentrais Eletricas Brasileiras SA -
                Eletrobras (a)                                       1,973,278
     48,100   Embratel Participacoes SA (a)                            781,625
     11,800   Telecomunicacoes Brasileiras SA -
                Telebras, ADR                                              922
              Preferred Stock
147,230,000   Banco Bradesco SA (a)                                    780,983
  1,665,000   Banco Itau SA                                            878,183
  2,544,000   Companhia Cervejaria Brahma (a)                        1,226,789
    172,300   Companhia Vale do Rio Doce                             3,313,131
  7,220,000   Electropaulo Metropolitana -
                Electricidade de Sao Paulo SA                          278,535
 42,655,000   Gerdau SA                                                655,651
    776,353   Itausa-Investimentos Itau SA                             421,177
 10,454,000   Petrol Brasileiro SA - Petrobras                       1,688,807
156,370,000   Tele Centro Sul Participacoes SA (a)                   1,706,062
     11,800   Telecomunicacoes Brasileiras SA -
                Telebras, ADR                                        1,076,013
 23,620,062   Telecomunicacoes de Sao Paulo SA -
                Telesp                                               2,932,993


    Shares                                                           Value US$
--------------------------------------------------------------------------------
                Brazil - continued
 4,974,858      Telecomunicacoes do Parana SA -
                  Telepar (a)                                         $710,709
23,907,062      Telesp Celular                                       1,023,169
                Rights
   955,360      Electropaulo Metropolitana -
                  Electricidade de Sao Paulo SA                         11,518
                                                                    ----------
                                                                    24,048,682
                                                                    ----------
                Chile - 2.3%
                Common Stock
    21,700      Banco Santander Chile, ADR                             374,325
    56,100      Chilectra SA, ADR                                    1,240,652
    27,700      Compania Cervecerias Unidas SA, ADR                    680,381
    44,225      Compania de Telecomunicaciones de
                  Chile SA, ADR                                      1,169,198
    44,600      Distribucion y Servicio D&S SA, ADR                    674,575
     3,255      Enersis SA, ADR                                         62,455
    48,500      Quinenco SA, ADR                                       670,904
    18,194      Sociedad Quimica y Minera de
                  Chile SA, ADR                                        521,375
                                                                    ----------
                                                                     5,393,865
                                                                    ----------
                China, Peoples Republic Of - 1.2%
                Common Stock
3,146,000       Beijing Datang Power Generation Co.                    943,775
  712,000       China Resources Enterprises Ltd. (a)                 1,198,885
   48,400       Huaneng Power
                  International, Inc., ADR (a)                         650,375
                                                                     ---------
                                                                     2,793,035
                                                                     ---------
                Columbia - 0.1%
                Common Stock
   56,000       Bavaria SA                                             308,569
                                                                     ---------
                Czech Republic - 0.7%
                Common Stock
  107,666       SPT Telekom AS (a)                                   1,566,136
                                                                     ---------
                Egypt - 0.4%
                Common Stock
   23,060       EFG-Hermes Holdings SAE (a)                            243,860
   33,820       Oriental Weavers Co.                                   699,901
                                                                     ---------
                                                                       943,761
                                                                     ---------
                Greece - 3.3%
                Common Stock
   26,270       Alpha Credit Bank                                    1,880,149
   15,720       Antenna TV SA, ADR (a)                                 184,710
   36,810       Hellenic Bottling Co. SA                             1,092,120
  120,453       Hellenic Telecommunication
                  Organization SA (OTE)                              2,801,782
   17,414       National Bank of Greece SA                           1,189,956
   16,890       STET Hellas Telecommunications
                  SA, ADR (a)                                          456,030

------------------------------------------------------------------------------
Schroder Emerging Markets Fund Institutional Portfolio (Portfolio)
------------------------------------------------------------------------------

Schedule of Investments - continued

              Stocks, Rights, and Warrants - continued

  Shares                                                             Value US$
----------                                                          -----------
                 Greece - continued
                 Rights
    31,094       National Bank of Greece SA (a)                        $96,148
                                                                    ----------
                                                                     7,700,895
                                                                    ----------
                 Hong Kong - 1.5%
                 Common Stock
    49,000       Cheung Kong Infrastructure Holdings Ltd.              102,423
   758,000       China Merchants Holdings
                   International Co. Ltd.                              533,031
   333,000       China Telecom (Hong Kong) Ltd. (a)                    760,509
 1,398,000       Cosco Pacific Ltd.                                    947,008
   303,000       New World Infrastructure Ltd. (a)                     553,205
   302,000       Ng Fung Hong Ltd. (a)                                 292,250
 1,255,000       Quingling Motors Co.                                  195,937
 1,328,000       Zhehuang Expressway Co. Ltd.                          221,042
                                                                    ----------
                                                                     3,605,405
                                                                    ----------
                 Hungary - 1.4%
                 Common Stock
    55,218       Matav RT, ADR (a)                                   1,553,006
    60,310       MOL Magyar Olaj -
                   es Gazipare RT, GDR (a)                           1,355,467
     8,960       OTP Bank RT, GDR (a)                                  383,264
                                                                    ----------
                                                                     3,291,737
                                                                    ----------
                 India - 6.7%
                 Common Stock
    20,060       Associated Cement Co. Ltd.                            656,964
    90,000       Bajaj Auto Ltd.                                     1,079,170
   190,500       Bharat Heavy Electricals Ltd. (a)                     806,020
   192,000       Bharat Petroleum Corp. Ltd. (a)                       760,977
       200       BSES Ltd. (a)                                             654
    59,500       Castrol (India) Ltd.                                1,151,648
     2,000       Great Eastern Shipping Co.                                935
    75,000       Hindustan Lever Ltd. (a)                            3,619,499
    34,700       Hindustan Petroleum Corp. Ltd.                        150,266
     1,700       Indian Hotels Co. Ltd. (a)                             11,485
    86,992       ITC Ltd.                                            1,947,923
   263,000       Mahanagar Telephone Nigam Ltd. (a)                    965,223
     2,000       Mahindra & Mahindra Ltd. (a)                           10,437
    38,100       NIIT Ltd. (a)                                       1,485,571
   475,500       Reliance Industries Ltd. (a)                        1,507,796
   250,000       State Bank of India                                   925,110
    28,300       Videsh Sanchar Nigam Ltd.                             460,832
                                                                    ----------
                                                                    15,540,510
                                                                    ----------
                 Indonesia - 1.5%
                 Common Stock
   341,000       PT Gudang Garam Tbk                                   617,910
   584,000       PT HM Sampoerna Tbk (a)                               809,028
   723,000       PT Indofood Sukses Makmur Tbk (a)                     572,336
   352,500       PT Indosat, ADR (a)                                   680,169
 1,680,000       PT Telekomunikasi Indonesia                           748,074
                                                                    ----------
                                                                     3,427,517
                                                                    ----------
                 Israel - 4.3%
                 Common Stock
   440,600       Bank Hapoalim Ltd. (a)                              1,052,745
 1,011,240       Bank Leumi Le-Israel                                1,732,462



  Shares                                                             Value US$
----------                                                          ----------
                 Israel - continued
   276,080       Bezeq Israeli
                   Telecommunication Corp. Ltd. (a)                 $1,074,173
    62,900       Blue Square-Israel Ltd.                               872,738
    68,510       ECI Telecommunications Ltd.                         2,526,306
   319,000       Super-Sol Ltd. (a)                                    863,520
    40,590       Teva Pharmaceutical
                   Industries Ltd., ADR                              1,856,993
                                                                    ----------
                                                                     9,978,937
                                                                    ----------
                 Korea, Republic of - 13.2%
                 Common Stock
    45,440       Daewoo Securities Co. (a)                           1,122,175
   191,307       Kookmin Bank, GDR                                   2,607,718
    41,600       Korea Electric Power Corp., ADR                       686,400
   169,970       Korea Electric Power Corp.                          4,891,173
   271,205       Korea Exchange Bank (a)                             1,643,026
   113,331       LG Chemical Ltd. (a)                                1,954,865
    33,000       Pohang Iron & Steel Co. Ltd. (b)                    2,858,191
    23,000       Pohang Iron & Steel Co. Ltd., ADR                     592,250
    46,000       Samsung Electro-Mechanics Co.                       1,083,752
   102,274       Samsung Electronics Co. (a)                         7,865,496
   215,900       Shinhan Bank (a)                                    2,379,790
    31,490       SK Corp. (a)                                          662,410
       907       SK Telecom Co. Ltd. (a)                               995,149
    19,040       SK Telecom Co. Ltd., ADR                              264,180
                 Warrants
     1,550       SK Telecom (a)                                      1,310,897
                                                                    ----------
                                                                    30,917,472
                                                                    ----------
                 Malaysia - 0.4%
                 Common Stock
    86,000       Resorts World Berhad (a) (b)                          113,160
   186,000       Tanjong plc (b)                                       311,312
   244,000       Tenaga Nasional Berhad (b)                            413,525
                                                                    ----------
                                                                       837,997
                                                                    ----------
                 Mauritius - 0.3%
                 Common Stock
 1,230,000       State Bank of Mauritius Ltd. (a)                      716,765
                                                                    ----------
                 Mexico - 14.3%
                 Common Stock
   165,000       Alfa SA de CV                                         650,911
   471,931       Cemex SA de CV                                      2,193,724
 2,059,700       Cifra SA de CV, "C"(a)                              3,856,475
         2       Cifra SA de CV, "V"(a)                                      4
   271,300       Consorcio ARA SA (a)                                  998,319
   895,000       Controladora Commercial
                   Mexicana SA de CV (a)                               939,583
   650,000       Embotelladoras Argos SA                               745,692
   594,100       Fomento Economico Mexican SA de CV                  2,173,285
   125,600       Grupo Carso SA de CV                                  607,628
   106,000       Grupo Continental SA (a)                              369,404
   772,400       Grupo Financiero Banamex
                   Accival SA de CV (a)                              1,968,673
   527,194       Grupo Industrial Bimbo SA de CV                     1,118,322
   259,100       Grupo Industrial Saltillo SA de CV                    953,425
   565,500       Grupo Modelo SA de CV, "C"                          1,487,234
   135,000       Grupo Sanborns SA (a)                                 267,378

------------------------------------------------------------------------------
Schroder Emerging Markets Fund Institutional Portfolio (Portfolio)
------------------------------------------------------------------------------

Schedule of Investments - continued

Stocks, Rights, and Warrants - continued

   Shares                                                            Value US$
--------------                                                   -------------
                 Mexico - continued
     33,900      Grupo Televisa SA, GDR (a)                        $ 1,389,900
    151,100      Industrias Penoles SA (a)                             511,040
    433,900      Kimberly-Clarke de Mexico SA de CV                  1,688,220
    143,600      Telefonos de Mexico SA, ADR                        10,877,700
     54,500      Tubos de Acero de Mexico SA, ADR                      602,906
                                                                   -----------
                                                                    33,399,823
                                                                   -----------
                 Pakistan - 0.1%
                 Common Stock
      6,000      Pakistan Telecommunications
                 Corp. (a)                                             228,000
                                                                   -----------
                 Peru - 1.2%
                 Common Stock
    866,000      Banco Continental (a)                                 448,848
     47,400      Compania de Minas
                 Buenaventura SA, ADR                                  764,325
     98,700      Telefonica del Peru SA, ADR                         1,486,669
                                                                   -----------
                                                                     2,699,842
                                                                   -----------
                 Philippines - 2.7%
                 Common Stock
  3,582,000      Ayala Corp. (a)                                     1,295,305
  2,128,012      Ayala Land, Inc. (a)                                  783,513
    462,280      Manila Electric Co., "B"                            1,762,857
     80,000      Metropolitan Bank & Trust Co.                         799,498
     43,540      Philipine Long Distance
                 Telephone Co.                                       1,408,437
    120,000      San Miguel Corp., "B" (a)                             255,629
                                                                   -----------
                                                                     6,305,239
                                                                   -----------
                 Poland - 1.6%
                 Common Stock
      7,850      Bank Przemslowo-Handlowy SA                           401,253
     34,706      Bank Rozwoju Eksportu SA                              772,832
    211,360      Bydgoska Fabryka Kabli SA (a)                         272,766
     77,500      Elektrim Spolka Akcyjna SA                            921,716
    207,250      Telekomunikacja Polska SA (a)                       1,284,950
                                                                   -----------
                                                                     3,653,517
                                                                   -----------
                 Portugal - 1.3%
                 Common Stock
     28,750      Banco Espirito Santo e Comercial
                 de Lisboa SA                                          691,664
     13,300      Companhia de Seguros Mundial
                 Confianca SA (a)                                      375,690
     19,000      Jeronimo Martins SGPS SA                              626,150
     19,040      Portugal Telecom SA                                   794,659
      8,820      Semapa - Sociedade de Investimento
                 e Gestao SGPS SA                                      141,834
      2,630      Telecel-Communicacaoes Pessoais SA                    351,976
                                                                   -----------
                                                                     2,981,973
                                                                   -----------

                 Russia - 1.4%
                 Common Stock
     30,695      Lukoil Holding, ADR                                 1,138,171
    252,500      Surgutneftegaz, ADR                                 1,930,363
     58,650      Unified Energy Systems, GDR (a)                       293,250
                                                                   -----------
                                                                     3,361,784
                                                                   -----------

   Shares                                                            Value US$
--------------                                                      ----------
               Slovak Republic
               Common Stock
     5,876     Nafta Gbely AS (a) (b) (c)                           $   46,122
                                                                    ----------
               South Africa - 8.3%
               Common Stock
   163,000     ABSA Group Ltd. (a)                                     854,474
    67,695     Anglo American Corp. of
               South Africa Ltd.                                     3,486,585
   321,721     Barlow Ltd.                                           1,923,683
    85,000     Dorbyl Ltd. (a)                                         264,566
         1     Edgars Stores Ltd.                                            4
   152,708     Ellerine Holdings Ltd.                                  606,645
    85,100     Fedsure Holdings Ltd.                                   772,326
   640,250     First Rand Ltd. (a)                                     702,725
   333,084     LA Retail Stores Ltd. (a)                               463,803
    69,000     Liberty Life Assoc. of Africa Ltd.                      991,311
   955,000     Malbak Ltd. (a)                                         547,561
   782,293     Metro Cash & Carry Ltd.                                 653,583
   211,000     Nampak Ltd.                                             444,167
   160,800     Rembrandt Group Ltd.                                  1,218,313
   964,781     Sanlam Ltd. (a)                                         943,549
   267,000     Sappi Ltd. (a)                                        1,924,532
   238,000     Sasol Ltd.                                            1,676,512
   128,274     South African Breweries Ltd. (a)                      1,056,984
   153,733     South African Druggists                                 803,376
                                                                    ----------
                                                                    19,334,699
                                                                    ----------
               Taiwan - 7.7%
               Common Stock
   663,000     Acer, Inc. (a)                                          969,185
   124,000     Asustek Computer, Inc. (a)                            1,296,919
   389,254     Bank Sinopac (a)                                        273,795
   760,000     Cathay Life Insurance Co.                             2,719,347
 1,895,000     China Steel Corp.                                     1,506,773
   899,000     Evergreen Marine Corp. (a)                            1,162,961
   166,000     Far Eastern Textiles Ltd.                               222,863
   855,000     First Commercial Bank                                 1,425,042
    86,000     Hon Hai Precision Industries (a)                        468,149
   879,000     Hua Nan Commercial Bank                               1,478,484
 1,042,377     Nan Ya Plastics Corp. (a)                             1,657,652
   404,000     Siliconware Precision Industries Co. (a)                722,774
 1,211,300     Taiwan Semiconductor
               Manufacturing Co. (a)                                 4,093,353
                                                                    ----------
                                                                    17,997,297
                                                                    ----------
               Thailand - 2.6%
               Common Stock
    83,000     Advanced Info Service Public Co. Ltd.                   881,125
   116,000     Bangkok Bank Public Co. Ltd. (a)                        346,932
   482,000     Electricity Generating Public Co. Ltd. (a)            1,071,431
   133,000     PTT Exploration and Production
               Public Co. Ltd. (a)                                   1,225,578
    18,000     Siam Cement Public Co. Ltd.                             531,553
   979,000     Telecomasia Corp. Public Co. (a)                        844,104
   108,000     Thai Farmers Bank Public Co. (a)                        299,726
   202,000     Total Access Communication
               Public Co. Ltd. (a)                                     686,800

------------------------------------------------------------------------------
Schroder Emerging Markets Fund Institutional Portfolio (Portfolio)
------------------------------------------------------------------------------
Schedule of Investments - continued

              Stocks, Rights, and Warrants - continued

   Shares                                                             Value US$
--------------                                                        ---------

             Thailand - continued
             Preferred Stock
   343,000   Siam Commercial Bank Public Co. Ltd.                   $  242,690
                                                                    ----------
                                                                     6,129,939
                                                                    ----------
             Turkey - 2.6%
             Common Stock
39,759,675   Akbank TAS (a)                                          1,269,246
44,586,480   Haci Omer Sabanci Holding AS                            1,224,065
 1,314,640   Migros Turk TAS (a)                                     1,812,982
 7,916,914   Netas Northern Electric
             Telekomunikasyon AS (a)                                   186,010
 2,566,420   Vestel Elektronik Sanayi ve Ticaret AS (a)                275,277
56,025,466   Yapi ve Kredi Bankasi AS                                1,344,950
                                                                    ----------
                                                                     6,112,530
                                                                    ----------


   Shares                                                            Value US$
--------------                                                       ---------
                     United Kingdom - 0.5%
                     Common Stock
      153,000        Meikles Africa Ltd. (a)                         $ 122,400
       60,060        Pliva DD, GDR                                     950,450
                                                                 -------------
                                                                     1,072,850
                                                                 -------------

                     Zimbabwe - 0.6%
                     Common Stock
   13,500,000        Econet Wireless Holdings (a) (c)                1,202,862
      635,000        NMBZ Holdings Ltd. (a)                            254,000
                                                                 -------------
                                                                     1,456,862
                                                                 -------------

                     Total Investments - 97.3%
                          (cost $203,756,373)                      227,162,755

                     Other Assets, Less Liabilities - 2.7%           6,203,433
                                                                 -------------

                     Total Net Assets - 100.0%                   $ 233,366,188
                                                                 =============


---------

 (a) Non-income producing security.
 (b) Valued pursuant to methodology approved by the Board of Trustees.
 (c) Illiquid securities.

 ADR - American Depository Receipts
 GDR - Global Depository Receipts




                      Forward Foreign Currency Contracts
                               Contracts to Sell

                                                                   Underlying Face          Unrealized
                                                                       Amount of          Appreciation/
  Contract Date             Currency               Units                Value             (Depreciation)
  -------------             --------               -----           ---------------        --------------

     6/16/99          Brazilian Cruzeiro           3,614,070             $ 2,112,873             $ 537,126

     6/22/99          Brazilian Cruzeiro           1,876,000               1,092,603               247,397

     1/21/00          Hong Kong Dollar            19,223,000               2,468,221               (59,536)
                                                                         -----------             ----------
                                                                         $ 5,673,697             $ 724,987
                                                                         ===========             ==========





   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Schroder Emerging Markets Fund Institutional Portfolio (Portfolio)
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
April 30, 1999 (unaudited)



Assets:
      Investments (Note 2)
         Investments, at cost                                                      $ 203,756,373
         Net unrealized appreciation                                                  23,406,382
                                                                             --------------------
              Total Investments, at value                                            227,162,755

      Cash                                                                             3,548,438
      Foreign currency (cost $476,769)                                                   477,935
      Receivable for investments sold                                                  2,491,390
      Receivable for forward foreign currency contracts                                  724,987
      Receivable for dividends and interest                                              547,438
      Prepaid expenses                                                                    14,242
      Organization costs, net of amortization (Note 2)                                     3,710
                                                                             --------------------

              Total Assets                                                           234,970,895
                                                                             --------------------

Liabilities:
      Payable for investments purchased                                                1,351,273
      Payable to investment adviser (Note 3)                                             109,177
      Payable to administrator (Note 3)                                                    9,155
      Payable to subadministrator (Note 3)                                                18,311
      Accrued expenses and other liabilities                                             116,791
                                                                             --------------------

              Total Liabilities                                                        1,604,707
                                                                             --------------------

              Net Assets                                                           $ 233,366,188
                                                                             ====================



   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Schroder Emerging Markets Fund Institutional Portfolio (Portfolio)
--------------------------------------------------------------------------------

Statement of Operations
For the Six Months Ended April 30, 1999 (unaudited)


Investment Income:
      Dividend income (net of foreign withholding taxes of $198,650)                      $ 2,076,587
      Interest income                                                                         171,459
                                                                               -----------------------
        Total Investment Income                                                             2,248,046
                                                                               -----------------------

Expenses:
      Investment advisory (Note 3)                                                            975,518
      Administration (Note 3)                                                                  48,777
      Subadministration (Note 3)                                                               97,552
      Interest holder recordkeeping (Note 3)                                                    6,025
      Custody                                                                                 239,424
      Accounting (Note 3)                                                                      36,000
      Audit                                                                                    44,841
      Legal                                                                                    19,900
      Trustees                                                                                 10,099
      Pricing Services                                                                         10,067
      Amortization of organization costs (Note 2)                                               1,237
      Miscellaneous                                                                            14,427
                                                                               -----------------------
        Total Expenses                                                                      1,503,867
      Fees waived (Note 6)                                                                   (355,955)
                                                                               -----------------------
        Net Expenses                                                                        1,147,912
                                                                               -----------------------

Net Investment Income                                                                       1,100,134
                                                                               -----------------------

Net Realized and Unrealized Gain (Loss) on Investments
      and Foreign Currency Transactions:
      Net realized loss on investments                                                     (9,140,860)
      Net realized loss on foreign currency transactions                                     (357,740)
                                                                               -----------------------
      Net realized loss on investments and
        foreign currency transactions                                                      (9,498,600)
                                                                               -----------------------

      Net change in unrealized appreciation on investments                                 62,636,357
      Net change in unrealized depreciation on
        foreign currency transactions                                                         (52,985)
                                                                               -----------------------
        Net change in unrealized appreciation on
           investments and foreign currency transactions                                   62,583,372
                                                                               -----------------------
Net Realized and Unrealized Gain on Investments
      and Foreign Currency Transactions                                                    53,084,772
                                                                               -----------------------

Net Increase in Net Assets Resulting From Operations                                     $ 54,184,906
                                                                               =======================



   The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------
Schroder Emerging Markets Fund Institutional Portfolio (Portfolio)
------------------------------------------------------------------------------
Statements of Changes in Net Assets

                                                                    For the                 For the
                                                               Six Months Ended           Year Ended
                                                                April 30, 1999         October 31, 1998
                                                                  (unaudited)
----------------------------------------------------------------------------------------------------------
Net Assets, Beginning of Period                                     $ 183,532,071           $ 259,075,892
                                                              --------------------    --------------------

Operations:
    Net investment income                                               1,100,134               3,088,029
    Net realized loss on investments and
       foreign currency transactions                                   (9,498,600)            (48,773,965)
    Net change in unrealized appreciation (depreciation)
       on investments and foreign currency transactions                62,583,372             (37,120,346)
                                                              --------------------    --------------------
    Net increase (decrease) in net assets
       resulting from operations                                       54,184,906             (82,806,282)
                                                              --------------------    --------------------


Transactions in Investors' Beneficial Interest (a):
    Contributions                                                       6,375,901              53,226,007
    Withdrawals                                                       (10,726,690)            (45,963,546)
                                                              --------------------    --------------------
    Net increase (decrease) in net assets from
       transactions in investors' beneficial interest                  (4,350,789)              7,262,461
                                                              --------------------    --------------------

    Net increase (decrease) in net assets                              49,834,117             (75,543,821)
                                                              --------------------    --------------------

Net Assets, End of Period                                           $ 233,366,188           $ 183,532,071
                                                              ====================    ====================


--------------------------------------------------------------

(a) Includes purchase and redemption fees (Note 7).


Financial Highlights
Portfolio performance for the following periods:

                                                                    For the
                                                                  Six Months          For the Year Ended October 31,
                                                                Ended April 30,       -------------------------------------------
                                                                     1999                  1998         1997       1996
                                                                  (unaudited)
---------------------------------------------------------------------------------------------------------------------------------

Ratio to Average Net Assets:
    Expenses, including reimbursement/waiver of fees               1.18% (a)               1.18%       1.22%      1.45%
    Expenses, excluding reimbursement/waiver of fees               1.54% (a)               1.46%       1.43%      1.51%
    Net investment income,
         including reimbursement/waiver of fees                    1.21% (a)               1.29%       0.69%      0.52%

Portfolio Turnover Rate                                              34%                     67%         43%       103%



--------------------------------------------------------------

(a)  Annualized.



   The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------
Schroder Emerging Markets Fund Institutional Portfolio (Portfolio)
------------------------------------------------------------------------------

Notes to Financial Statements (unaudited)


Note 1.  Organization

       Schroder Capital Funds ("Schroder Core") was organized as a Delaware business trust on September 7, 1995. Schroder Core, which is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"), currently has eight investment portfolios. Included in this report is the Schroder Emerging Markets Fund Institutional Portfolio (the "Portfolio"), a non-diversified portfolio that commenced operations on November 1, 1995. Under its Trust Instrument, Schroder Core is authorized to issue an unlimited number of interests without par value. On May 28, 1999, the Portfolio distributed all of its net assets to shareholders in complete liquidation and ceased investment operations.

Note 2.  Significant Accounting Policies

       These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates.

       The following represent the significant accounting policies of the
Portfolio:

Investment Valuation

        Portfolio securities listed on recognized stock exchanges are valued at the last reported sale price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the last sale price on the preceding trading day or at the mean of the closing bid and ask prices ("mid-market price"). Securities traded in over-the-counter markets or listed securities for which no trade is reported on the valuation date, generally are valued at the most recent reported mid-market price. Domestic short-term investments having a maturity of 60 days or less, generally are valued at amortized cost, which approximates market value. Foreign short-term investments are valued at the current market price, then marked to market to recognize any gain or loss on the transaction. Prices used for valuation may be provided by independent pricing services. Other securities and assets for which market quotations are not readily available are generally valued at fair value as determined in good faith using methods approved by Schroder Core's Board of Trustees. As of April 30, 1999, the Portfolio held positions in five fair valued securities with an aggregate market value of $3,742,310, representing 1.6% of total net assets of the Portfolio.

Security Transactions and Investment Income

       Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income, including amortization of premium or accretion of discount, is recorded as earned. Identified cost of investments sold is used to determine realized gain and loss for both financial statement and federal income tax purposes. Foreign dividend and interest income amounts and realized capital gain and loss are converted to U.S. dollar equivalents using foreign exchange rates in effect on the date of the transactions.

       Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

------------------------------------------------------------------------------
Schroder Emerging Markets Fund Institutional Portfolio (Portfolio)
------------------------------------------------------------------------------

Notes to Financial Statements (unaudited) (continued)


       The Portfolio may enter into forward contracts to purchase or sell foreign currencies. Risks associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such contracts are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on contracts that have terminated by settlement or by the Portfolio entering into offsetting commitments.

Repurchase Agreements

       The Portfolio may invest in repurchase agreements. The Portfolio, through its custodian, receives delivery of the underlying collateral, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying collateral at all times. In the event of default, the Portfolio may have difficulties with the disposition of any securities held as collateral.

Expense Allocation

       Schroder Core accounts separately for the assets and liabilities and operation of each of its portfolios. Expenses that are directly attributable to more than one portfolio are allocated among the respective portfolios in proportion to each portfolio's net assets.

Organization Costs

       Costs incurred by the Portfolio in connection with its organization are amortized on a straight-line basis over a five-year period.


Note 3.  Investment Advisory and Other Services

Investment Adviser

       Schroder Capital Management International Inc. ("SCMI") is the investment adviser. Pursuant to an Investment Advisory Agreement, SCMI is entitled to receive an annual fee, payable monthly, of 1.00% of the average daily net assets of the Portfolio.

       SCMI has informed the Trust that it expects on or about July 1, 1999 to be merged into Schroder Investment Management North America Inc., a newly organized Delaware corporation. SCMI and Schroder Investment Management North America Inc. are both wholly owned subsidiaries of Schroder U.S. Holdings, Inc.

Administrator and Subadministrator

       The administrator of the Portfolio is Schroder Fund Advisors Inc. ("Schroder Advisors"). For its services, Schroder Advisors is entitled to receive compensation at an annual rate, payable monthly, of 0.05% of the average daily net assets of the Portfolio. The subadministrator is Forum Administrative Services, LLC ("FAdS"). FAdS is entitled to receive compensation at an annual rate, payable monthly, 0.10% of the average daily net assets of the Portfolio.

--------------------------------------------------------------------------------
Schroder Emerging Markets Fund Institutional Portfolio (Portfolio)
--------------------------------------------------------------------------------

Notes to Financial Statements (unaudited) (concluded)


Other Service Providers

         Forum Accounting Services, LLC ("FAcS") performs portfolio accounting for the Portfolio and is entitled to receive compensation for those services in the amount of $60,000 per year, plus certain other charges based upon the number and types of portfolio transactions. FAcS also provides interest holder recordkeeping services to the Portfolio for which it receives $12,000 per year, plus certain other charges.

Note 4.  Purchases and Sales of Securities

       The cost of securities purchased and the proceeds from sales of securities (excluding short-term investments) for the period ended April 30, 1999, aggregated $65,974,475 and $62,563,601, respectively.


Note 5.  Federal Taxes

       The Portfolio is not required to pay federal income taxes on its net investment income and net capital gain as it is treated as a partnership for federal income tax purposes. All interest, dividends, gain and loss of the Portfolio are deemed to have been "passed through" to the interest holders in proportion to their holdings in the Portfolio (except for gain and loss on certain contributed securities, which for tax purposes have been allocated to the interest holder who contributed such securities), regardless of whether such interest, dividends or gain have been distributed by the Portfolio.

Note 6.  Waiver of Fees

       SCMI has voluntarily agreed to reduce its compensation for the Portfolio's investment advisory services to 0.85% of the Portfolio's average daily net assets. In addition, SCMI is contractually obligated to reduce its compensation (and, if necessary, to pay certain other Portfolio expenses) until December 31, 1999, to the extent that the Portfolio's net expenses exceed 1.18% (based on the Portfolio's average daily net assets. SCMI waived fees of $355,955 for the period ended April 30, 1999.

Note 7.  Purchase and Redemption Fees

       Purchases and redemptions of interests in the Portfolio are subject to a transaction charge of 0.50% of the net asset value of the interests purchased or redeemed. This charge is designed to cover the transaction costs incurred by the Portfolio (either directly or indirectly) as a result of purchases or redemptions of interests in the Portfolio, including brokerage commissions in acquiring or selling portfolio securities; currency transactions costs; interest holder recordkeeper costs; and to protect the interests of other interest holders. These charges, which are not sales charges, are paid to the Portfolio, not SCMI, FAdS or any other entity. The purchase and redemption fees for the period ended April 30, 1999 were $31,453 and $53,793, respectively. The purchase and redemption fees are included in the Statements of Changes in Net Assets contributions and withdrawal amounts, respectively.

Note 8.  Concentration of Risk

       The Portfolio's investments in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic events in these markets may have disruptive effects on the market prices of the Portfolio's investments.

TRUSTEES

Nancy A. Curtin, Chairman
David N. Dinkins
Peter E. Guernsey
Sharon L. Haugh
John I. Howell
Peter S. Knight
William L. Means
Clarence F. Michalis
Hermann C. Schwab

INVESTMENT ADVISER

Schroder Capital Management International Inc.
787 Seventh Avenue, 34th Floor
New York, NY 10019

ADMINISTRATOR AND DISTRIBUTOR

Schroder Fund Advisors Inc.
787 Seventh Avenue, 34th Floor
New York, NY 10019

CUSTODIAN

State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

TRANSFER AND DIVIDEND DISBURSING AGENT

Boston Financial Data Services
Two Heritage Drive
North Quincy, MA 02171
(800) 464-3108

COUNSEL

Ropes & Gray
One International Place
Boston, MA 02110









This report is for the information of the shareholders of the Schroder Emerging Markets Fund Institutional Portfolio. Its use in connection with any offering of the Fund's shares is authorized only in case of a concurrent or prior delivery of the Fund's current prospectus.

                               [Logo] Schroders



                                   Schroder
                            Emerging Markets Fund
                           Institutional Portfolio


                              SEMI-ANNUAL REPORT
                                APRIL 30, 1999
                                 (Unaudited)


                      Schroder Capital Funds (Delaware)